Reverse Factoring - Schedule of Reverse Factoring (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of reverse factoring [line items]
Total reverse factoring	$ 11,685	R$ 45,276	R$ 148,928
Trade accounts payable [member]
Disclosure of reverse factoring [line items]
Total reverse factoring	8,189	31,731	126,755
Other financial liabilities [member]
Disclosure of reverse factoring [line items]
Total reverse factoring	$ 3,496	R$ 13,545	R$ 22,173